Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Business Acquisition [Line Items]
Summary of proforma information

	(in thousands, unaudited)
	For the Year Ended December 31,
	2011	2010
Total operating revenue	$145,615	$100,506
Total operating costs and expenses	218,407	139,725

Operating income (loss)	(72,792)	(39,219)
Interest expense and other	(17,900)	1,360

Net loss attributable to Magnum Hunter Resources Corporation	(90,692)	(37,859)
Dividends on preferred stock	(14,007)	(2,664)

Net loss attributable to common stockholders	$(104,699)	$(40,523)

Loss per common share, basic and diluted	$(0.81)	$(0.31)

Triad Hunter [Member]
Business Acquisition [Line Items]
Summary of purchase price and fair value of the net assets acquired

Fair value of total purchase price:
Cash consideration	$8,000
Payment of Triad Hunter senior and other debt	55,211
Assumption of equipment indebtedness	3,412
Issuance of $15,000,000 stated value Series B Preferred Stock	14,982

Total	$81,605

Amounts recognized for assets acquired and liabilities assumed:
Working capital	$4,195
Proved oil and gas properties	49,708
Unproved oil and gas properties	12,386
Gas gathering system assets	10,000
Field servicing equipment	7,576
Asset retirement obligation	(2,260)

Total	$81,605

Working capital acquired was as follows:
Cash	$3,711
Accounts receivable	2,404
Prepaid expenses	222
Inventory	685
Other current assets	553
Accounts payable	(1,087)
Accrued liabilities	(365)
Revenue payable	(1,928)

Total working capital acquired	$4,195

NGAS [Member]
Business Acquisition [Line Items]
Summary of purchase price and fair value of the net assets acquired

Fair value of total purchase price:
6,635,478 shares of common stock issued on April 13, 2011 at $7.99 per share	$53,017
Senior credit facility paid off at closing	33,282
NGAS 6% convertible notes paid off in cash at closing	13,683
Contract payment in cash	12,929
Other long-term debt assumed	6,160
350,626 shares of common stock issued for change in control payments at $7.99 per share	2,802
Tax on change of control payments paid in cash	1,363
Common stock warrants settled in cash	1,044
Common stock warrants issued in conversion of NGAS warrants	190

Total	$124,470

Amounts recognized for assets acquired and liabilities assumed:
Working capital deficit	$(11,028)
Oil and gas properties	135,121
Equipment and other fixed assets	9,055
Asset retirement obligation	(8,678)

Total	$124,470

Working capital deficit assumed:
Cash	$1,908
Accounts receivable	3,662
Prepaid Expenses	416
Inventory	278
Accounts payable	(9,009)
Revenue payable	(1,547)
Payroll tax payable	(206)
Advances	(3,751)
Deferred compensation	(379)
Accrued Liabilities	(2,400)

Total working capital deficit assumed	$(11,028)

NuLoch [Member]
Business Acquisition [Line Items]
Summary of purchase price and fair value of the net assets acquired

Fair value of total purchase price:
38,131,846 shares of common stock issued on May 3, 2011 at $7.40 per share	$282,175
4,275,998 exchangeable shares at $7.40 per share	31,643
Debt assumed	18,770
Net deferred tax liability	97,912

Total	$430,500

Amounts recognized for assets acquired and liabilities assumed:
Working capital deficit	$(20,711)
Oil and gas properties	447,540
Equipment and other fixed assets	5,167
Asset retirement obligation	(1,496)

Total	$430,500

Working capital deficit assumed:
Cash	$640
Accounts receivable	5,951
Prepaid expenses	359
Accounts payable	(27,661)

Total working deficit assumed	$(20,711)